Xtrackers Artificial Intelligence and Big Data ETF Average Annual Total Returns		12 Months Ended	17 Months Ended	30 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq Global Artificial Intelligence and Big Data™ Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.74%	29.48%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	19.55%	18.71%
Xtrackers Artificial Intelligence and Big Data ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.24%	29.10%
Xtrackers Artificial Intelligence and Big Data ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.48%	22.52%
Xtrackers Artificial Intelligence and Big Data ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.55%	29.35%
Performance Inception Date	Aug. 02, 2024